INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

11.         INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of December 31,
	2019	2020
Intangible assets not subject to amortization:
Trademark	7,766	7,766
Intangible assets subject to amortization:
Trademark	1,350	1,551
Student base	7,526	7,939
Initial franchise	1,626	1,626
Brand	1,120	1,195
Non-compete agreement	632	674
Customer relationship	86	92
Software and courses	340	545
Contracts	29	31
Total costs	20,475	21,419
Less: accumulated amortization	(2,696)	(5,334)
impairment loss	(79)	(1,906)
Intangible assets, net	17,700	14,179

Amortization expenses for intangible assets for the years ended December 31, 2018, 2019 and 2020 were $529, $2,224 and $2,431, respectively. As of December 31, 2020, the estimated amortization expenses related to intangible assets for next five years is expected to be $2,372, $1,972, $1,017, $770, $27 respectively, and $255 thereafter.

The Group recorded impairment loss for the intangible assets of $nil, $79 and $1,720 for the years ended December 31, 2018, 2019 and 2020, respectively.